UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-21058

Aetos Capital Long/Short Strategies Fund, LLC

(Exact name of registrant as specified in charter)

________

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: July 31, 2014

Item 1. Reports to Stockholders.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Financial Statements (Unaudited)

July 31, 2014

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Members’ Capital	9
Statements of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	13
Approval of Investment Advisory Agreements	25

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds’ Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at http://www.sec.gov

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2014

Investments	Fair Value	Percentage of Members' Capital(1)	Liquidity

Investments in Portfolio Funds
Event Driven Arbitrage
Davidson Kempner Partners	$120,473,562	16.02%	Semi-Annual
Farallon Capital Offshore Investors, Inc.	120,145,572	15.98	Annual
Luxor Capital Partners, LP	36,153,990	4.81	Quarterly*
Oceanwood Opportunities Fund L.P.	96,449,289	12.83	Quarterly
Sowood Alpha Fund LP	182,108	0.02	Liquidating
Total Event Driven Arbitrage	373,404,521	49.66

Fixed Income Arbitrage
FFIP, L.P.	121,130,123	16.11	Annual*
Parsec Trading Corp.	63,897,595	8.50	Monthly
Total Fixed Income Arbitrage	185,027,718	24.61

Global Macro
Absolute Return Capital Partners, L.P.	40,652,920	5.41	Monthly
Total Global Macro	40,652,920	5.41

Long/Short Credit
Brevan Howard Credit Catalysts Fund, L.P.	66,370,983	8.83	Monthly*
Total Long/Short Credit	66,370,983	8.83

Multi-Strategy/ Global Tactical Asset Allocation (GTAA)
GMO Mean Reversion Fund (Onshore)	22,893,179	3.04	Quarterly
Total Multi-Strategy/ GTAA	22,893,179	3.04

The accompanying notes are an integral part of the financial statements.

1

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)(Concluded)

July 31, 2014

Investments	Fair Value	Percentage of Members' Capital(1)	Liquidity

Volatility Arbitrage
Capstone Vol (Offshore) Limited	36,950,245	4.91	Monthly
Total Volatility Arbitrage	36,950,245	4.91

Total investments in Portfolio Funds (cost $535,311,408)	725,299,566	96.46

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 28,084,221)	28,084,221	3.73

Total investments (cost $563,395,629)	$753,383,787	100.19%

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

1 Percentages are based on Members’ Capital of $751,944,029.

2 Rate disclosed is the 7-day effective yield as of 07/31/14.

The aggregate cost of investments for tax purposes was $594,830,862. Net unrealized appreciation on investments for tax purposes was $158,552,925 consisting of $160,430,656 of gross unrealized appreciation and $1,877,731 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.46% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

2

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2014

Investments	Fair Value	Percentage of Members' Capital(1)	Liquidity

Investments in Portfolio Funds
Distressed - Long Biased
AG Mortgage Value Partners, L.P.	$65,643,757	12.56%	Quarterly*
Centerbridge Credit Partners, L.P.	52,313,842	10.01	Bi-Annual**
Davidson Kempner Distressed Opportunities Fund LP	73,818,278	14.13	Annual**
Silver Point Capital Fund, L.P.	3,312,975	0.64	Side Pockets Only
Watershed Capital Partners, L.P.	61,856,773	11.84	Quarterly*
Total Distressed - Long Biased	256,945,625	49.18

Distressed - Variable Biased
Anchorage Capital Partners, L.P.	94,199,939	18.03	Annual
Aurelius Capital Partners, LP	91,151,043	17.45	Semi-Annual**
King Street Capital, L.P.	53,703,901	10.28	Quarterly*
Total Distressed - Variable Biased	239,054,883	45.76

Total investments in Portfolio Funds (cost $311,430,905)	496,000,508	94.94

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 26,456,024)	26,456,024	5.06

Total investments (cost $337,886,929)	$522,456,532	100.00%

The accompanying notes are an integral part of the financial statements.

3

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)(Concluded)

July 31, 2014

*	The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.
**	All or a portion of the investment is subject to lock-up provision

[1]	Percentages are based on Members’ Capital of $522,448,879.
[2]	Rate disclosed is the 7-day effective yield as of 07/31/14.

The aggregate cost of investments for tax purposes was $419,345,294. Net unrealized appreciation on investments for tax purposes was $103,111,238 consisting of $106,899,242 of gross unrealized appreciation and $3,788,004 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 94.94% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

4

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2014

Investments	Fair Value	Percentage of Members' Capital(1)	Liquidity

Investments in Portfolio Funds
Directional Equity
Egerton Capital Partners, L.P.	$67,286,686	6.17%	Monthly
Sansar Capital Holdings, Ltd	172,331	0.02	Liquidating
Spindrift Partners, L.P.	1,025,904	0.09	Side Pockets Only
Total Directional Equity	68,484,921	6.28

Equity Hedged - Generalist
Conatus Capital Partners LP	99,174,518	9.09	Quarterly
Eminence Partners, L.P.	43,541,418	3.99	Quarterly**
Eton Park Fund, L.P.	31,278,046	2.87	Quarterly*
Highfields Capital II LP	30,332,600	2.78	Annual**
Lakewood Capital Partners, LP	16,834,783	1.54	Quarterly
Moon Capital Global Equity Fund, LP	56,606,441	5.19	Quarterly*
MW European TOPS Fund	102,231,242	9.38	Monthly
Route One Fund I, L.P.	13,958,426	1.28	Annual*
Turiya Fund LP	79,669,615	7.31	Quarterly*
Viking Global Equities LP	154,029,914	14.12	Annual
Total Equity Hedged - Generalist	627,657,003	57.55

Equity Hedged - Sector Specialist
Cadian Fund LP	86,202,939	7.90	Quarterly*
Long Pond Capital QP Fund, LP.	52,229,887	4.79	Quarterly*
North River Partners, L.P.	110,976,969	10.18	Quarterly**
Tiger Consumer Partners, L.P.	67,615,818	6.20	Quarterly
Total Equity Hedged - Sector Specialist	317,025,613	29.07

The accompanying notes are an integral part of the financial statements.

5

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)(Concluded)

July 31, 2014

Investments	Fair Value	Percentage of Members' Capital(1)	Liquidity

Short-Biased Equity
Copper River Partners, L.P.	169,638	0.02	Liquidating
GMO Tactical Opportunities Fund (Onshore)	9,747,269	0.89	Monthly
Kriticos International Limited	39,901,984	3.66	Quarterly
Total Short-Biased Equity	49,818,891	4.57

Total investments in Portfolio Funds (cost $845,173,528)	$1,062,986,428	97.47%

MoneyMarket Investment
JPMorgan U.S. Government Money Market Fund,
Agency Shares, 0.01%(2) (Shares 29,003,740)	29,003,740	2.66

Total investments (cost $874,177,268)	$1,091,990,168	100.13%

*	The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.
**	All or a portion of the investment is subject to lock-up provision

[1]	Percentages are based on Members’ Capital of $1,090,605,026.
[2]	Rate disclosed is the 7-day effective yield as of 07/31/14.

The aggregate cost of investments for tax purposes was $997,819,329. Net unrealized appreciation on investments for tax purposes was $94,170,839 consisting of $107,064,812 of gross unrealized appreciation and $12,893,973 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.47% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

6

Statements of Assets and Liabilities

July 31, 2014

(Unaudited)

		Aetos Capital
	Aetos Capital	Distressed	Aetos Capital
	Multi-Strategy	Investment	Long/Short
	Arbitrage	Strategies	Strategies
	Fund, LLC	Fund, LLC	Fund, LLC
Assets
Investments in Portfolio Funds and Money Market Investment, at cost	$563,395,629	$337,886,929	$874,177,268
Investments in Portfolio Funds and Money Market Investment, at value	$753,383,787	$522,456,532	$1,091,990,168
Cash	400,000	450,000	400,000
Receivable for sale of investments	—	50,877	68
Receivable for income distribution from Portfolio Fund	—	1,175,014	—
Accrued income	199	254	266
Total assets	753,783,986	524,132,677	1,092,390,502

Liabilities
Redemptions of Interests payable	783,715	512,626	465,708
Investment management fees payable	470,259	326,735	682,054
Subscriptions received in advance	400,000	450,000	400,000
Board of Managers’ fees payable	16,030	16,030	16,030
Other accrued expenses	169,953	378,407	221,684
Commitments and contingent liabilities (see Note 8)	—	—	—
Total liabilities	1,839,957	1,683,798	1,785,476

Net Members’ Capital	$751,944,029	$522,448,879	$1,090,605,026

Members’ Capital
Net capital	$561,955,871	$337,879,276	$872,792,126
Net unrealized appreciation on investment in Portfolio Funds	189,988,158	184,569,603	217,812,900
Members’ Capital	$751,944,029	$522,448,879	$1,090,605,026

The accompanying notes are an integral part of the financial statements.

7

Statements of Operations

For the six-month period ended July 31, 2014

(Unaudited)

		Aetos Capital
	Aetos Capital	Distressed	Aetos Capital
	Multi-Strategy	Investment	Long/Short
	Arbitrage	Strategies	Strategies
	Fund, LLC	Fund, LLC	Fund, LLC
Investment income:
Dividends from money market funds	$1,725	$513	$2,386
Income distribution from Portfolio Fund	—	1,175,014	—
Total investment income	1,725	1,175,527	2,386

Expenses:
Investment management fees	2,827,198	1,963,058	4,121,171
Administration fees	257,821	177,959	376,097
Board of Managers’ fees	32,060	32,060	32,060
Professional fees	143,810	216,360	165,660
Custodian fees	46,119	34,385	66,044
Registration fees	12,000	12,000	12,000
Printing fees	7,000	7,000	7,000
Other expenses	7,130	6,796	11,009
Total expenses	3,333,138	2,449,618	4,791,041
Net investment loss	(3,331,413)	(1,274,091)	(4,788,655)

Net realized gain on Portfolio Funds sold	4,332,534	25,773,971	54,111,992

Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	13,871,713	3,618,709	(32,465,529)
Net increase in Members’ Capital derived from investment activities	$14,872,834	$28,118,589	$16,857,808

The accompanying notes are an integral part of the financial statements.

8

Statements of Changes in Members’ Capital

For the six-month period ended July 31, 2014 and the year ended January 31, 2014

(Unaudited)

	Aetos Capital Multi- Strategy Arbitrage Fund, LLC		Aetos Capital Distressed Investment Strategies Fund, LLC

	2/1/14 –	2/1/13 –	2/1/14 –	2/1/13 –
	7/31/14	1/31/14	7/31/14	1/31/14
From investment activities:
Net investment income/(loss)	$(3,331,413)	$(7,453,399)	$(1,274,091)	$1,048,961
Net realized gain on Portfolio Funds sold	4,332,534	36,271,836	25,773,971	25,060,748
Net change in unrealized appreciation on investments in Portfolio Funds	13,871,713	30,241,722	3,618,709	33,168,949
Net increase in Members’ Capital derived from investment activities	14,872,834	59,060,159	28,118,589	59,278,658

Distributions:
Tax withholding on behalf of foreign investors (see Note 2D)	(86,388)	(452,780)	(60,763)	(402,090)
Refund of tax withholding on behalf of foreign investors	—	—	137,064	68,400
Total (distributions)/refunds	(86,388)	(452,780)	76,301	(333,690)

Members’ Capital transactions:
Proceeds from sales of Interests(1)	21,882,697	37,850,660	8,315,997	40,989,980
Repurchase of Interests(1)	(37,271,851)	(196,273,016)	(24,925,844)	(114,849,725)
Net increase/(decrease) in Members’ Capital derived from capital transactions	(15,389,154)	(158,422,356)	(16,609,847)	(73,859,745)
Net increase/(decrease) in Members’ Capital	(602,708)	(99,814,977)	11,585,043	(14,914,777)
Members’ Capital at beginning of period	752,546,737	852,361,714	510,863,836	525,778,613
Members’ Capital at end of period	$751,944,029	$752,546,737	$522,448,879	$510,863,836

(1) Proceeds from sales of Interests and Repurchases of Interests during the period 2/1/14 - 7/31/14 include transfers amongst the Funds.

The accompanying notes are an integral part of the financial statements.

9

Statements of Changes in Members’ Capital (Concluded)

For the six-month period ended July 31, 2014 and year ended January 31, 2014

(Unaudited)

	Aetos Capital Long/Short Strategies Fund, LLC

	2/1/14 –	2/1/13 –
	7/31/14	1/31/14
From investment activities:
Net investment loss	$(4,788,655)	$(8,448,730)
Net realized gain on Portfolio Funds sold	54,111,992	14,753,392
Net change in unrealized appreciation/(depreciation) on investments in Portfolio Funds	(32,465,529)	92,193,014
Net increase in Members’ Capital derived from investment activities	16,857,808	98,497,676

Distributions:
Tax withholding on behalf of foreign investors (see Note 2D)	(237,195)	(975,915)
Refund of tax withholding on behalf of foreign investors	—	76,743
Total distributions	(237,195)	(899,172)

Members’ Capital transactions:
Proceeds from sales of Interests(1)	22,799,697	356,095,160
Repurchase of Interests(1)	(45,406,560)	(181,455,100)
Net increase/(decrease) in Members’ Capital derived from capital transactions	(22,606,863)	174,640,060
Net increase/(decrease) in Members’ Capital	(5,986,250)	272,238,564
Members’ Capital at beginning of period	1,096,591,276	824,352,712
Members’ Capital at end of period	$1,090,605,026	$1,096,591,276

(1) Proceeds from sales of Interests and Repurchases of Interests during the period 2/1/14 - 7/31/14 include transfers amongst the Funds.

The accompanying notes are an integral part of the financial statements.

10

Statements of Cash Flows

For the six-month period ended July 31, 2014

	Aetos Capital Multi- Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC
Cash Flows (used in)/provided by Operating Activities

Net increase in Members’ Capital derived from investment activities	$14,872,834	$28,118,589	$16,857,808

Adjustments to reconcile net increase in Members’ Capital from investment activities to net cash (used in)/provided by operating activities
Purchases of Portfolio Funds	—	—	(106,000,392)
Net Purchases/Sales of Money Market Investments	18,867,814	(24,112,091)	(413,490)
Sales of Portfolio Funds	15,587,069	50,531,906	148,700,977
Net gain on Portfolio Funds sold	(4,332,534)	(25,773,971)	(54,111,992)
Net change in unrealized appreciation/(depreciation) on Investments in Portfolio Funds	(13,871,713)	(3,618,709)	32,465,529
Decrease in receivable for income distribution from Portfolio Fund	—	374,286	—
(Increase)/decrease in accrued income	373	(149)	318
Increase/(decrease) in investment management fees payable	(377)	7,245	(3,744)
Increase in Board of Managers’ fees payable	763	763	763
Increase/(decrease) in other accrued expenses	(45,445)	35,253	(26,005)
Net cash provided by operating activities	31,078,784	25,563,122	37,469,772
Distributions
Tax withholding on behalf of foreign investors	(86,388)	(60,763)	(237,195)
Refund of tax withholding on behalf of foreign investors	—	137,064	—
(Tax withholding)/Refund of tax withholding on behalf of foreign investors	(86,388)	76,301	(237,195)
Cash Flows From Financing Activities
Proceeds from sales of Interests	22,282,697	8,765,997	23,199,697
Repurchases of Interests	(52,884,063)	(33,957,338)	(60,049,312)
Net cash used in financing activities	(30,601,366)	(25,191,341)	(36,849,615)
Net increase in cash	391,030	448,082	382,962
Cash, beginning of period	8,970	1,918	17,038
Cash, end of period	$400,000	$450,000	$400,000

The accompanying notes are an integral part of the financial statements.

11

Financial Highlights

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	2/1/14 - 7/31/14		2/1/13 - 1/31/14	2/1/12 - 1/31/13	2/1/11 - 1/31/12	2/1/10 - 1/31/11	2/1/09 - 1/31/10
	(Unaudited)
Total return(1)	1.99%		7.30%	9.20%	(0.49)%	8.37%	21.29%
Net assets, end of period (000's)	$751,944		$752,547	$852,362	$592,293	$624,239	$505,875
Ratios to average net assets:
Expenses(2) (3)	0.89	%(4)	0.88%	0.89%	0.88%	0.95%	0.98%
Net investment loss	(0.89	)%(4)	(0.88)%	(0.89)%	(0.88)%	(0.94)%	(0.96)%
Portfolio turnover rate(5)	0.00%		0.00%	9.20%	5.97%	3.81%	11.01%

	Aetos Capital Distressed Investment Strategies Fund, LLC
	2/1/14 - 7/31/14		2/1/13 - 1/31/14	2/1/12 - 1/31/13	2/1/11 - 1/31/12	2/1/10 - 1/31/11	2/1/09 - 1/31/10
	(Unaudited)
Total return(1)	5.54%		11.66%	13.06%	(2.60)%	9.58%	22.03%
Net assets, end of period (000's)	$522,449		$510,864	$525,779	$482,319	$492,232	$424,770
Ratios to average net assets:
Expenses(2) (3)	0.95	%(4)	0.94%	0.94%	0.93%	0.96%	1.00%
Net investment income/loss	(0.49	)%(4)	0.19%	(0.54)%	(0.32)%	(0.96)%	(0.95)%
Portfolio turnover rate(5)	0.00%		2.46%	6.32%	2.69%	7.10%	6.74%

	Aetos Capital Long/Short Strategies Fund, LLC
	2/1/14 - 7/31/14		2/1/13 - 1/31/14	2/1/12 - 1/31/13	2/1/11 - 1/31/12	2/1/10 - 1/31/11	2/1/09 - 1/31/10
	(Unaudited)
Total return(1)	1.51%		10.86%	4.49%	(0.95)%	5.94%	3.57%
Net assets, end of period (000's)	$1,090,605		$1,096,591	$824,353	$993,247	$1,069,335	$780,941
Ratios to average net assets:
Expenses(2) (3)	0.88	%(4)	0.89%	0.87%	0.87%	0.90%	0.89%
Net investment loss	(0.88	)%(4)	(0.89)%	(0.87)%	(0.87)%	(0.90)%	(0.86)%
Portfolio turnover rate(5)	12.44%		17.93%	2.98%	22.41%	12.35%	42.29%

(1)	Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2)	Expense ratios do not reflect the Fund’s proportionate share of expenses of the Portfolio Funds.
(3)	The expense ratios do not include the Program Fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(4)	Annualized
(5)	Portfolio turnover rate for periods less than one year have not been annualized

The accompanying notes are an integral part of the financial statements.

12

Notes to Financial Statements

July 31, 2014

(Unaudited)

1. Organization

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, and the Aetos Capital Long/Short Strategies Fund, LLC (collectively the “Funds” and individually a “Fund”) were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, non-diversified, management investment companies. Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) (“Portfolio Funds”) that utilize a variety of alternative investment strategies that seek to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The Funds operate under a master fund/feeder fund structure. Feeder Funds invest substantially all of their investable assets in the Funds. As of July 31, 2014 the Feeder Funds’ beneficial ownership of their corresponding Master Funds’ members’ capital are 90%, 92%, 93%, 2%, 2% and 1% for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund, Aetos Capital Distressed Investment Strategies Cayman Fund , Aetos Capital Long/Short Strategies Cayman Fund, Aetos Capital Multi-Strategy Arbitrage Cayman Fund II, Aetos Capital Distressed Investment Strategies Cayman Fund II and Aetos Capital Long/Short Strategies Cayman Fund II respectively. The Investment Manager may receive an additional management fee and/or an incentive fee at the feeder fund level.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

13

Notes to Financial Statement (Unaudited)(continued)

1. Organization (continued)

The Funds may offer, from time to time, to repurchase outstanding members’ interests (“Interests”) pursuant to written tenders by members. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, Septemer and December. However , repurchase offers will only be made at such times and on such terms as may be determined by the Funds’ Board of Managers (the “Board”) in its sole discretion.

2. Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates, and such differences could be material.

B. Portfolio Valuation and Security Transactions

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Investment Manager has established a Valuation Committee that has oversight responsibility for the valuation of each of the Funds’ investments in Portfolio Funds. Members of the Valuation Committee include key members of the Investment Manager’s Senior Management, Compliance, Due Diligence and Risk Management teams.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds’ Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund’s pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. As a general matter, the fair value of the Funds’ interests in Portfolio Funds will represent the amount that the Funds could reasonably expect to receive from the Portfolio Funds if the Funds’ interests were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is determined and that the Funds believe to be reliable

14

Notes to Financial Statements (Unaudited)(continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds and any restrictions on or illiquidity of the interests in the Portfolio Funds, in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts a Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

Investments in open-end registered investment companies are valued at net asset value (“NAV”).

The FASB issued ASC Topic 820, Fair Value Measurements and Disclosures which establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly the fair value hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3). The levels of the fair value hierarchy under FASB ASC Topic 820-10-35-39 to 55 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Level 2 also includes those Portfolio Funds which can be redeemed in the near future (i.e. Portfolio Funds with the ability to redeem on at least a quarterly basis).

•	Level 3 – Inputs that are unobservable. Level 3 also includes those Portfolio Funds which cannot be redeemed in the near future.

Inputs broadly refer to assumptions that market participants use to make valuation decisions, including assumptions about risk. ASC Topic 820-10-35-59 permits the Investment Manager to estimate the fair value of the investments in the Portfolio Funds at the net asset value reported by the Portfolio Funds if the net asset value is calculated in a manner consistent with the measurement principles of ASC Topic 946, Financial Services – Investment Companies. The Investment Manager evaluates each Portfolio Fund individually to determine that its net asset value is calculated in a manner consistent with ASC 946.

15

Notes to Financial Statements (Unaudited)(continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The Investment Manager also considers whether an adjustment to the net asset value reported by the Portfolio Fund is necessary based upon various factors, including, but not limited to, the attributes of the interest in the Portfolio Fund held, including the rights and obligations, and any restrictions on or illiquidity of such interests, and the fair value of such Portfolio Fund’s investment portfolio or other assets and liabilities. The Investment Manager also considers such factors in determining whether a Portfolio Fund should be classified as Level 2 or Level 3 within the fair value hierarchy. Portfolio Fund investments classified as Level 3 have been valued at the net asset value, without adjustment, reported by the Portolio Funds. The net asset value reported by the Portfolio Funds may be based upon unobservable inputs and a significant change in those unobservable inputs could result in a significantly lower or higher reported net asset value reported for such Portfolio Funds.

The following table presents information about the level within the fair value hierarchy at which the Funds’ investments are measured as of July 31, 2014:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Event Driven Arbitrage	$—	$96,449,289	$276,955,232	$373,404,521
Fixed Income Arbitrage	—	63,897,595	121,130,123	185,027,718
Global Macro	—	40,652,920	—	40,652,920
Long/Short Credit	—	—	66,370,983	66,370,983
Multi-Strategy/GTAA	—	22,893,179	—	22,893,179
Volatility Arbitrage	—	36,950,245	—	36,950,245
Money Market Investment	28,084,221	—	—	28,084,221
Total Investments	$28,084,221	$260,843,228	$464,456,338	$753,383,787

Aetos Capital Distressed Investment Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Distressed - Long Biased	$—	$—	$256,945,625	$256,945,625
Distressed - Variable Biased	—	—	239,054,883	239,054,883
Money Market Investment	26,456,024	—	—	26,456,024
Total Investments	$26,456,024	$—	$496,000,508	$522,456,532

Aetos Capital Long/Short Strategies Fund, LLC
Strategy	Level 1	Level 2	Level 3	Total
Directional Equity	$—	$67,286,686	$1,198,235	$68,484,921
Equity Hedged - Generalist	—	218,240,543	409,416,460	627,657,003
Equity Hedged - Sector Specialist	—	67,615,818	249,409,795	317,025,613
Short-Biased Equity	—	49,649,253	169,638	49,818,891
Money Market Investment	29,003,740	—	—	29,003,740
Total Investments	$29,003,740	$402,792,300	$660,194,128	$1,091,990,168

16

Notes to Financial Statements (Unaudited)(continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

During the period there were no transfers into or out of Level 1, Level 2 or Level 3. The changes in investments classified as Level 3 are discussed below using the ‘beginning of period method’ which assumes the investment entity would be transferred into or out of Level 3 at fair value at the beginning of the reporting period and are as follows for the period ended July 31, 2014.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	Event Driven Arbitrage	Event Driven Arbitrage – Special Situations	Fixed Income Arbitrage	Long/Short Credit	Total
Beginning Balance as of 1/31/14	$270,275,522	$3,551,908	$116,662,058	$62,318,194	$452,807,682
Realized Gain/(Loss)	—	276,917	—	—	276,917
Change in Unrealized Appreciation/ (Depreciation)	6,679,710	(55,007)	4,468,065	4,052,789	15,145,557
Purchases	—	—	—	—	—
Sales	—	(3,773,818)	—	—	(3,773,818)
Transfers Into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending Balance as of 7/31/14	$276,955,232	$—	$121,130,123	$66,370,983	$464,456,338

Aetos Distressed Investment Strategies Fund, LLC
	Distressed - Long Biased	Distressed - Variable Biased	Total
Beginning Balance as of 1/31/14	$264,188,947	$252,894,714	$517,083,661
Realized Gain/(Loss)	8,652,942	17,147,145	25,800,087
Change in Unrealized Appreciation/ (Depreciation)	4,180,768	(562,058)	3,618,710
Purchases	—	—	—
Sales	(20,077,032)	(30,424,918)	(50,501,950)
Transfers Into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Ending Balance as of 7/31/14	$256,945,625	$239,054,883	$496,000,508

Aetos Capital Long/Short Strategies Fund, LLC
	Directional Equity	Equity Hedged - Generalist	Equity Hedged - Sector Specialist	Short-Biased Equity	Total
Beginning Balance as of 1/31/14	$1,206,390	$412,426,453	$237,237,228	$169,638	$651,039,709
Realized Gain/(Loss)	9,352	43,510,718	8,780,168	—	52,300,238
Change in Unrealized Appreciation/ (Depreciation)	60,602	(30,222,928)	2,392,399	—	(27,769,927)
Purchases	392	100,000,000	25,000,000	—	125,000,392
Sales	(78,501)	(116,297,783)	(24,000,000)	—	(140,376,284)
Transfers Into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Ending Balance as of 7/31/14	$1,198,235	$409,416,460	$249,409,795	$169,638	$660,194,128

17

Notes to Financial Statements (Unaudited)(continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

All net realized gains and losses and changes in unrealized appreciation and depreciation in the preceding table are included in the Statements of Operations. The changes in net unrealized appreciation of investments in Portfolio Funds still held by the Funds at July 31, 2014 were as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

	Event Driven Arbitrage	Event Driven Arbitrage – Special Situations	Fixed Income Arbitrage	Long/Short Credit	Total
Change in unrealized appreciation	$6,679,710	$—	$4,468,065	$4,052,789	$15,200,564

Aetos Capital Distressed Investment Strategies Fund, LLC

	Distressed - Long Biased	Distressed - Variable Biased	Total
Change in unrealized appreciation	$8,752,756	$9,409,189	$18,161,945

Aetos Capital Long/Short Strategies Fund, LLC

	Directional Equity	Equity Hedged - Generalist	Equity Hedged - Sector Specialist	Short-Biased Equity	Total
Change in unrealized appreciation	$74,263	$13,086,512	$7,322,311	$—	$20,483,086

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

C. Fund Income and Expenses

Expenses are recorded on an accrual basis. Each Fund bears its own expenses including, but not limited to, any taxes and investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

Dividend income is recorded on the ex-dividend date.

18

Notes to Financial Statements (Unaudited)(continued)

2. Significant Accounting Policies (continued)

D. Income Taxes

Each Fund intends to continue to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. The Funds withhold and pay taxes on foreign Members’ share of U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations thereunder. The actual amount of such taxes is not known until all Form K-1s from Portfolio Funds are received, usually in the following tax year. Prior to the final determination, the amount of tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant. Such withholdings are recorded as distributions in the Statements of Changes in Members’ Capital, and are allocated to the individual Members’ Capital accounts to which they apply and are not an expense of the Funds.

The Investment Manager applies the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Investment Manager to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. However, the Investment Manager's conclusions regarding Accounting for Uncertainty in Income Taxes may be subject to review and adjustment at a later date based on on-going analyses of tax laws, regulations and interpretations thereof and other factors. Each of the Fund's federal, state and local tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service and local tax authorities.

E. Distribution Policy

The Funds have no present intention of making periodic distributions of their net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.

G. Cash

Cash is defined as cash on deposit at financial institutions.

19

Notes to Financial Statements (Unaudited)(continued)

3. Investment Manager Fee, Related Party Transactions and Other

The Funds pay the Investment Manager a monthly management fee (the “Management Fee”) at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds.

The Investment Manager may also be paid a Program Fee outside of the Funds for services rendered to investors. The Program Fee is paid directly by the investors at an annual rate of up to 0.50% of an investor’s assets in the Funds. The Program Fee may also include an annual performance-based incentive fee outside of the Funds based on the return of an investor’s account with the Investment Manager.

HedgeServ Limited, (the “Administrator”) provides administration, accounting and investor services to the Funds. In consideration for such services, each Fund pays the Administrator a monthly fee based on prior month-end net assets at an annual rate of 0.12% on the first $250 million of net assets, 0.10% on net assets between $250 million and $500 million, 0.07% on net assets between $500 million and $750 million and 0.06% on net assets over $750 million, and will reimburse the Administrator for certain out-of-pocket expenses. Each Fund is allocated its pro-rata share of the monthly fee based upon its prior month-end members capital adjusted for capital activity.

JPMorgan Chase Bank, N.A. acts as the custodian (the “Custodian”) for the Funds’ assets. In consideration for such services, each Fund pays the Custodian a monthly fee, based on month-end underlying Portfolio Funds value, at an annual rate of up to 0.01%. Each Fund also pays the Custodian an annual fee of $7,500 per Cayman Feeder Fund to act as qualified Custodian for each Cayman feeder fund.

Each Member of the Board who is not an “interested person” of the Funds as defined by the 1940 Act receives an annual retainer of $48,000 and regular quarterly meeting fees of $3,750 per meeting (additional meeting fees are $500 per meeting). The chairman of the audit committee receives an additional annual retainer of $3,360. Any Manager who is an “interested person” does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interests in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members’ respective investment percentages.

20

Notes to Financial Statements (Unaudited)(continued)

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, use of leverage and swap contracts. The Funds’ risk of loss in these Portfolio Funds is limited to the value of their investments in the Portfolio Funds.

5. Risk Factors

Limitations on the Funds’ ability to withdraw their assets from Portfolio Funds may limit the Funds’ ability to repurchase their Interests. For example, many Portfolio Funds impose lock-up periods prior to allowing withdrawals, which can be two years or longer. After expiration of the lock-up period, withdrawals typically are permitted only on a limited basis, such as monthly, quarterly, semi-annually or annually. Many Portfolio Funds may also indefinitely suspend redemptions or establish restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or “gate.” In instances where the primary source of funds to repurchase Interests will be withdrawals from Portfolio Funds, the application of these lock-ups and withdrawal limitations may significantly limit the Funds’ ability to repurchase their Interests.

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. Such risks include those related to the volatility of the equity, credit, and currency markets, the use leverage associated with certain fixed income strategies, derivative contracts and in connection with short positions, the potential illiquidity of certain instruments and counterparty and broker arrangements.

Some of the Portfolio Funds in which the Funds invest may invest all or a portion of their assets in securities which are illiquid or, are subject to an anticipated event. These Portfolio Funds may create "side pockets" in which to hold these securities. Side pockets are series or classes of shares which are not redeemable by the investors but which are automatically redeemed or converted back into the Portfolio Fund’s regular series or classes of shares upon the realization of those securities or the happening of some other liquidity event with respect to those securities.

These “side pockets” can often be held for long periods before they are realized, and may therefore be much less liquid than the general liquidity offered on the investment fund’s regular series or classes of shares. Should the Funds seek to liquidate their investment in a Portfolio Fund that maintains investments in a side pocket arrangement or that holds a substantial portion of its assets in illiquid securities, the Funds might not be able to fully liquidate their investments without delay, which could be considerable. In such cases, during the period until the Funds are permitted to fully liquidate the investment in the Portfolio Fund, the value of the investment could fluctuate.

21

Notes to Financial Statements (Unaudited)(continued)

5. Risk Factors (continued)

The Portfolio Funds may utilize leverage in pursuit of achieving a potentially greater investment return. The use of leverage exposes a Portfolio Fund to additional risk including (i) greater losses from investments than would otherwise have been the case had the Portfolio Fund not used leverage to make the investments; (ii) margin calls or interim margin requirements may force premature liquidations of investment positions; and (iii) losses on investments where the investment fails to earn a return that equals or exceeds the Portfolio Fund’s cost of leverage related to such investment. In the event of a sudden, precipitous drop in the value of a Portfolio Fund’s assets, the Portfolio Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Portfolio Fund.

The Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Fund's net asset value.

The Portfolio Funds may invest in securities of foreign companies that involve special risks and considerations not typically associated with investments in the United States of America, due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Portfolio Fund. Such concentrations may subject the Portfolio Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

The Funds invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Interests.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Investment Transactions

For the period ended July 31, 2014, purchases and sales of Portfolio Funds were as follows:

Fund	Purchases	Sales
Aetos Capital Multi-Strategy Arbitrage Fund, LLC		13,773,818
Aetos Capital Distressed Investment Strategies Fund, LLC		50,501,950
Aetos Capital Long/Short Strategies Fund, LLC	131,000,392	145,376,284

22

Notes to Financial Statements (Unaudited)(continued)

7. Investments

As of July 31, 2014, collectively the Funds had investments in thirty nine Portfolio Funds, none of which were related parties. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds generally provide for periodic redemptions, with lock-up provisions ranging up to 3 years from initial investment. The liquidity provisions shown in the following tables apply after any applicable lock-up provisions.

	Number of Portfolio Funds	% of Total Portfolio Funds

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Funds allowing monthly withdrawals (notice period of 15 to 90 days)	4	28.66%
Funds allowing quarterly withdrawals (notice periods ranging from 14 to 90 days)	3	21.44%
Funds allowing semi-annual withdrawals (notice period of 65 days)	1	16.61%
Funds allowing annual withdrawals (notice periods ranging from 45 to 60 days)	2	33.27%
Funds in liquidation	1	0.02%

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Capital Distressed Investment Strategies Fund, LLC
Funds allowing quarterly withdrawals (notice periods ranging from 65 to 90 days)	3	36.53%
Funds allowing semi-annual withdrawals (notice period of 65 days)	1	18.38%
Funds allowing annual withdrawals (notice periods ranging from 65 to 90 days)	2	33.87%
Funds allowing bi-annual withdrawals (notice period of 90 days)	1	10.55%
Funds fully comprised of side-pocket investments	1	0.67%

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Capital Long/Short Strategies Fund, LLC
Funds allowing monthly withdrawals (notice periods ranging from 3 to 30 days)	3	16.86%
Funds allowing quarterly withdrawals (notice periods ranging from 30 to 65 days)	11	64.35%
Funds allowing annual withdrawals (notice period ranging from 45 to 75 days)	3	18.66%
Funds fully comprised of side-pocket investments	1	0.10%
Funds in liquidation	2	0.03%

23

Notes to Financial Statements (Unaudited)(continued)

8. Commitments

At July 31, 2014, the Funds had made no commitment to purchase Portfolio Funds and made the following redemption requests from underlying Portfolio Funds, which are effective September 30, 2014.

Fund	Redemptions	Amount
Aetos Capital Distressed Investment Strategies Fund, LLC
	AG Mortgage Value Partners, L.P.	$2,000,000

Aetos Capital Long/Short Strategies Fund, LLC
	Moon Capital Global Equity Fund, LP	$9,436,294

9. Subsequent Events

Through September 1, 2014, the Funds made no repurchase of Interests and received the following contributions:

Fund	Amount
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	$3,640,430
Aetos Capital Distressed Investment Strategies Fund, LLC	$1,747,830
Aetos Capital Long/Short Strategies Fund, LLC	$3,567,830

The following table summarizes the repurchase requests received by the Funds subsequent to July 31, 2014, all of which are effective from September 30, 2014 to December 31, 2014:

Fund	Number of Investors	Estimated Redemption Amount Subsequent to 7/31/14	% of Members’ Capital
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	9	$16,682,023	2.22%
Aetos Capital Distressed Investment Strategies Fund, LLC	9	$10,711,167	2.05%
Aetos Capital Long/Short Strategies Fund, LLC	10	$22,238,226	2.04%

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2014.

24

Approval of Investment Advisory Agreements

July 31, 2014

(Unaudited)

At a meeting held in person on July 24, 2014, the Board of Managers of each Fund, including the independent board members (the “Boards”), discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Funds by the Investment Manager. The Boards also considered the proposed fees to be charged under the Investment Advisory Agreements, as well as each Fund’s performance, and reviewed the comparative fee and performance data previously provided by the Investment Manager. They also considered the information provided by the Investment Manager regarding the Investment Manager’s financial performance and profitability. In considering the approval of the Advisory Agreement for each Fund, the Board members gave particular consideration to the following factors:

Nature, Extent and Quality of Services

The Board of each Fund reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Funds under the Investment Advisory Agreements, including the selection of underlying hedge funds (“Portfolio Funds”), allocation of each Fund’s assets among, and monitoring performance of, Portfolio Funds, evaluation of risk exposure of Portfolio Funds and reputation, experience and training of Portfolio Funds’ investment managers (“Portfolio Managers”), management of short-term cash and operations of each Portfolio Fund, and day-to-day portfolio management and general due diligence examination of Portfolio Funds before and after committing assets of each Fund for investment. The Boards also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager under the Investment Advisory Agreements, including, among other things, providing to each Fund office facilities, equipment and personnel. The Boards also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to each Fund. The Boards determined that the Investment Manager’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services to each Fund in an efficient and professional manner. The Boards concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Boards reviewed the performance of each Fund based on information provided by the Investment Manager that showed each Fund’s return for its most recent fiscal year as compared to the return of other comparable registered funds-of-hedge-funds for their most recent fiscal years. The Boards considered each Fund’s performance since inception and the relative lack of correlation of such performance to fixed income or equity indices generally. The Boards concluded that each Fund’s performance was satisfactory.

25

Approval of Investment Advisory Agreements (Unaudited)(continued)

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Boards reviewed the management fee rate of 0.75% of the net asset value of each Fund (the “Management Fee”) and total expense ratio of each Fund. The Boards also reviewed the annual separate program (the “Program”) fee of up to 0.50% and the performance fee of up to 10% of aggregate Program net profits above the return of the 90 day Treasury Bill (the “Incentive Fee”) payable to the Investment Manager by [Program] investors in the Funds. The Boards also reviewed a report prepared by the Investment Manager comparing the fees payable by each Fund to those payable by other comparable registered funds-of-hedge-funds. The Boards noted that the fees payable to the Investment Manager, including the Program fee and the Incentive Fee, were generally lower than or comparable to the fees payable to the advisers of most comparable registered funds-of-hedge-funds. The Boards concluded that each Fund’s Management Fee, Program fee, Incentive Fee and total expense ratio were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Boards reviewed the structure of each Fund’s Management Fee schedule under the Investment Advisory Agreements and noted that it does not include any breakpoints. The Boards considered that each Fund’s Management Fee was 0.75% and concluded that the fee was sufficiently low that the Boards did not need to consider adding breakpoints at this time. The Boards also determined that, given the relative size of each Fund, economies of scale were not a factor that needed to be considered at this time.

Profitability of Adviser and Affiliates

The Boards considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager and its affiliates during the previous year from the Investment Manager’s relationship with each Fund. The Boards noted that the Funds’ investor base consists of sophisticated investors that are capable of evaluating whether the fees charged and the services provided by the Investment Manager are appropriate. The Boards noted that the Investment Manager had first become profitable in 2005, and that its profit margins had not substantially increased since that time. Based on their review of the information they received, the Boards concluded that the profits earned by the Investment Manager and its affiliates were not excessive in light of the advisory, administrative and other services provided to each Fund.

General Conclusion

After considering and weighing all of the above factors, the Board of each Fund concluded that it would be in the best interest of such Fund and its Members to approve the Investment Advisory Agreements.

26

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors since the Registrant's last proxy solicitation.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Long/Short Strategies Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: 9/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: 9/29/14

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: 9/29/14

* Print the name and title of each signing officer under his or her signature.